Loss before income tax	6 Months Ended
Dec. 31, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2020	2019	2020	2019
Revenue
Commercialization revenue		2,191	1,969	3,480	3,841
Milestone revenue		—	—	—	15,000
Interest revenue		5	237	21	413
Other revenue		45	—	45	—
Total Revenue		2,241	2,206	3,546	19,254

Clinical trial and research & development		(4,913)	(8,225)	(13,410)	(13,827)
Manufacturing production & development		(5,910)	(3,661)	(17,678)	(4,956)

Employee benefits
Salaries and employee benefits		(7,586)	(6,498)	(14,767)	(11,228)
Defined contribution superannuation expenses		(107)	(91)	(191)	(166)
Equity settled share-based payment transactions(1)		(3,540)	(1,643)	(8,421)	(2,447)
Total Employee benefits		(11,233)	(8,232)	(23,379)	(13,841)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(232)	(115)	(443)	(220)
Right of use asset depreciation		(430)	(356)	(839)	(707)
Intellectual property amortization		(387)	(394)	(770)	(788)
Total Depreciation and amortization of non-current assets		(1,049)	(865)	(2,052)	(1,715)

Other Management & administration expenses
Overheads & administration		(1,929)	(2,321)	(3,746)	(4,885)
Consultancy		(1,190)	(1,016)	(2,996)	(2,161)
Legal, patent and other professional fees		(1,620)	(1,087)	(2,895)	(3,979)
Intellectual property expenses (excluding the amount amortized above)		(711)	(658)	(1,280)	(1,252)
Total Other Management & administration expenses		(5,450)	(5,082)	(10,917)	(12,277)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	1,462	(595)	16,569	(882)
Total Fair value remeasurement of contingent consideration		1,462	(595)	16,569	(882)

Other operating income and expenses
Government grant revenue		—	—	17	—
Foreign exchange gains/(losses)		296	143	378	375
Total Other operating income and expenses		296	143	395	375

Finance (costs)/gains
Remeasurement of borrowing arrangements(2)		2,932	1,060	3,955	779
Interest expense		(3,994)	(3,602)	(7,921)	(7,179)
Total Finance costs		(1,062)	(2,542)	(3,966)	(6,400)

Total loss before income tax		(25,618)	(26,853)	(50,892)	(34,269)

(1)	Share-based payment transactions

For the three and six months ended December 31, 2020 and 2019, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2020	2019	2020	2019
Research and development	2,298,879	650,488	5,134,601	970,168
Manufacturing and commercialization	170,859	86,336	365,175	139,916
Management and administration	1,069,753	906,310	2,920,952	1,336,848
Equity settled share-based payment transactions	3,539,491	1,643,134	8,420,728	2,446,932

(2)	Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. The Group identified an opportunity to enhance the presentation of the Remeasurement for borrowing arrangements within Finance (costs)/gains and Remeasurement for borrowing arrangements within Other operating income and expenses. The Group considered that changes in the carrying value of borrowings is primarily due to changes in our estimated future cash flows and key assumptions about the settlement of the borrowings and these line items in the Consolidated Income Statement should therefore be reported in aggregate, to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the three months ended December 31, 2019 and the six months ended December 31, 2019.

The impact of the reclassification of the prior period financial statements is summarized below:

	Three Months Ended December 31,			Six Months Ended December 31,
	2019			2019
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Other operating income and expenses	440	—	(440)	39	—	(39)
Finance costs	620	1,060	440	740	779	39

Revenue recognition

Grünenthal arrangement

In September 2019, the Group entered into a strategic partnership with Grünenthal for the development and commercialization in Europe and Latin America of the Group’s allogeneic mesenchymal precursor cell (“MPC”) product, MPC-06-ID, receiving exclusive rights to the Phase 3 allogeneic product candidate for the treatment of low back pain due to degenerative disc disease.

The Group received a non-refundable upfront payment of $15.0 million in October 2019, on signing of the contract with Grünenthal. The Group received a milestone payment in December 2019 of $2.5 million in relation to meeting a milestone event as part of the strategic partnership with Grünenthal. The Group may receive up to an additional $127.5 million in payments if certain milestones are satisfied in relation to clinical, manufacturing, regulatory and reimbursement approval prior to product launch. The Group is further entitled to receive milestones payments based on regulatory and cumulative product sales milestones, as well as tiered double-digit royalties on product sales.

The strategic partnership with Grünenthal includes a license of IP and the provision of development services. Under IFRS 15 Revenue from contracts with customers, the Group has identified three distinct performance obligations in the strategic partnership with Grünenthal. The three performance obligations identified are the right of use license of IP, research & development and chemistry, manufacturing and controls (“R&D and CMC”) services and other development services. The license of IP was considered distinct from the development services as it is capable of being granted separately and the development services do not significantly modify or customize the license nor are the license and development services significantly interrelated or interdependent. The Group also evaluated the promises in the development services and determined the R&D and CMC services were distinct from the other development services as they are not significantly interrelated or interdependent.

The standalone selling price for each performance obligation is not directly observable, so the Group has estimated the standalone selling price through the most appropriate method to ensure the estimate represents the price the Group would charge for the goods or services if they were sold separately. The Group considered the application and results of a combination of methods and utilized the cost plus a margin approach as the primary method. For R&D and CMC services, the Group estimated the standalone selling price to be $85.0 million. For the other development services the Group estimated the standalone selling price to be $10.0 million.  Significant judgement was applied in determining the standalone selling price and the variable consideration that was allocated to each performance obligation. Based on this analysis, the $15.0 million upfront payment was allocated to the license of IP performance obligation. Upon signing of this strategic partnership in September 2019, the Group recognized $15.0 million in revenue for the right of use license of IP as this performance obligation was considered completely satisfied at this date.

The Group evaluated the constraint over the remaining variable consideration under the contract and determined that all of the milestone payments relating to the R&D and CMC services and other development services were considered constrained as at December 31, 2020. As part of this evaluation, the Group considered a variety of factors, including whether the receipt of the milestone payments is outside of the Group’s control or contingent on the outcome of clinical trials and the impact of certain repayment clauses. The Group will continue to evaluate the constraint over variable consideration in future periods. Additionally, the Group applies the sales-based and usage-based royalty exception for licenses of intellectual property and therefore will recognize royalties and sales-based milestone payments as revenue when the subsequent sale or usage occurs.

 The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and is still considered deferred consideration as of December 31, 2020. In future periods, additional milestone payments from Grünenthal may result in deferred consideration as revenue recognition of R&D and CMC services and other development services will be dependent upon the assessment of the constraint over variable consideration as well as the percentage of progress towards meeting the development service performance obligations over time.

For the six months ended December 31, 2019, the Group recognized $15.0 million in revenue for the right of use license of IP as this performance obligation was considered completely satisfied at this date.

For the six months ended December 31, 2020, no milestone revenue was recognized in relation to this strategic partnership with Grünenthal.

Tasly arrangement

In July 2018, the Group entered into a strategic alliance with Tasly Pharmaceutical Group (“Tasly”) for the development, manufacture and commercialization in China of the Group’s allogeneic mesenchymal precursor cell (“MPC”) products, MPC-150-IM and MPC-25-IC. Tasly received all exclusive rights for MPC-150-IM and MPC-25-IC in China and Tasly will fund all development, manufacturing and commercialization activities in China.

The Group received a $20.0 million up-front technology access fee from Tasly upon closing of this strategic alliance in October 2018. The Group is also entitled to receive $25.0 million on product regulatory approvals in China, double-digit escalating royalties on net product sales and up to six escalating milestone payments when the product candidates reach certain sales thresholds in China.

Under IFRS 15, upon completion of this strategic alliance in September 2018, the Group recognized $10.0 million in milestone revenue from the $20.0 million up-front technology access fee received in October 2018, as this was the portion of revenue that control was transferred to Tasly, and the remaining $10.0 million from the $20.0 million up-front payment was recognized in revenue in February 2020 as the control for this portion of revenue was transferred to Tasly based on the Group’s decision regarding the exercise of the Group’s rights in the terms and conditions of the agreement.

For the six months ended December 31, 2020, the Group recognized a minimal amount of other revenue in relation to research support services provided in relation to the Tasly strategic alliance. There was no revenue recognized in the six months ended December 31, 2019 in relation to the Tasly strategic alliance.

  TiGenix arrangement

In December 2017, the Group entered into a patent license agreement with TiGenix NV (“TiGenix”), now a wholly owned subsidiary of Takeda Pharmaceutical Company Limited (“Takeda”), which granted Takeda exclusive access to certain of our patents to support global commercialization of the adipose-derived mesenchymal stem cell (“MSC") product, Alofisel® a registered trademark of TiGenix, previously known as Cx601, for the local treatment of fistulae. The agreement includes the right for Takeda to grant sub-licenses to affiliates and third parties. The Group is entitled to further payments up to €10.0 million when Takeda reaches certain product regulatory milestones. Additionally, the Group will receive single digit royalties on net sales of Alofisel®.

In the year ended June 30, 2020, the Group commenced earning royalty income on sales of Alofisel® in Europe by our licensee Takeda. To date, royalty income earned on sales of Alofisel® in Europe by our licensee Takeda has not been significant.

 JCR arrangement

In October 2013, the Group acquired all of the culture-expanded, MSC-based assets, from Osiris Therapeutics, Inc. (“Osiris”). These assets included assumption of a collaboration agreement (the “JCR Agreement”) with JCR Pharmaceuticals Co., Ltd. (“JCR”), a pharmaceutical company in Japan. Revenue recognized under this agreement is limited to the amount of cash received or for which the Group are entitled, as JCR has the right to terminate the agreement at any time.

Under the JCR Agreement, JCR is responsible for all development and manufacturing costs including sales and marketing expenses. Under the JCR Agreement, JCR has the right to develop our MSCs in two fields for the Japanese market: exclusive in conjunction with the treatment of hematological malignancies by the use of hematopoietic stem cells derived from peripheral blood, cord blood or bone marrow, or the First JCR Field; and non-exclusive for developing assays that use liver cells for non-clinical drug screening and evaluation, or the Second JCR Field. With respect to the First JCR Field, the Group are entitled to payments when JCR reaches certain commercial milestones and to escalating double-digit royalties. These royalties are subject to possible renegotiation downward in the event of competition from non-infringing products in Japan. With respect to the Second JCR Field, the Group are entitled to a double digit profit share. The Group expanded our partnership with JCR in Japan for two new indications: for wound healing in patients with Epidermolysis Bullosa (“EB”) in October 2018 and for hypoxic ischemic encephalopathy (“HIE”), a condition suffered by newborns who lack sufficient blood supply and oxygen to the brain, in June 2019. The Group will receive royalties on TEMCELL® Hs. Inj. (“TEMCELL”), a registered trademark of JCR product sales for EB and HIE, if and when JCR begins selling TEMCELL for such indications in Japan. The Group apply the sales-based and usage-based royalty exception for licenses of intellectual property and therefore recognizes royalty revenue at the later of when the subsequent sale or usage occurs and the associated performance obligation has been satisfied.

In the six months ended December 31, 2020, the Group recognized $3.4 million in commercialization revenue relating to royalty income earned on sales of TEMCELL in Japan by our licensee JCR, compared with $3.8 million for the six months ended December 31, 2019. These amounts were recorded in revenue as there are no further performance obligations required in regard to these items.

Inventories

Inventories are included in the financial statements at the lower of cost (including raw materials, direct labor, other direct costs and related production overheads) and net realizable value. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product in accordance with IAS 2 Inventories. Before that point, a provision is made against the carrying value to its recoverable amount in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets; the provision is then reversed at the point when a high probability of regulatory approval is determined.

The Group considers a number of factors in determining the probability of the product candidate realizing future economic benefit, including the product candidate’s current status in the regulatory approval process, results from the related pivotal clinical trial, results from meetings with relevant regulatory agencies prior to the filing of regulatory applications, the market need, historical experience, as well as potential impediments to the approval process such as product safety or efficacy, commercialization and market trends.

When a provision is made against the carrying value of pre-launch inventory the costs are recognized within Manufacturing Commercialization expenses. When the high probability threshold is met, the provision will be reversed through Manufacturing Commercialization expenses. As of December 31, 2020, there was $18.3 million of pre-launch inventory recognized on the balance sheet that was fully provided for, compared with $8.8 million at June 30, 2020, and $9.5 million of pre-launch inventory costs have been recognized within Manufacturing Commercialization expenses for the six months ended December 31, 2020.